Other non-current financial liabilities - Disclosure of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Put Options (Details) - Put options - Expected volatility - EUR (€)
€ in Thousands
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
ZigZag
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value of put options if underlying significant input decrease by 5%	€ (280)	€ (307)
Increase (decrease) in fair value of put options if underlying significant input increase by 5%	294	€ 279
Yocuda
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value of put options if underlying significant input decrease by 5%	66
Increase (decrease) in fair value of put options if underlying significant input increase by 5%	€ (71)